Related Party Transactions and Arrangements (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of amounts payable to related parties
	March 31, 2022	March 31, 2021
Due to a director and CEO (1) :	$1,561,244	$445,305